Schedule of share capital (Details)		1 Months Ended		12 Months Ended
	Jul. 06, 2018 CAD ($)	Jul. 19, 2018 CAD ($)	May 30, 2017 CAD ($)	Jan. 31, 2019 USD ($) shares	Jan. 31, 2018 USD ($) shares
Beginning Balance				$ 70,195	$ (355,610)
Beginning Balance (shares) | shares				5,979,695	1,979,695
Shares issued - conversion of debentures				$ 22,521,663
Shares issued - conversion of debentures (in shares) | shares				36,850,000
Shares issued - to settle aged payables				$ 83,941	$ 65,192
Shares issued - to settle aged payables (in shares) | shares				50,000	360,000
Shares issued - private placement financing				$ 3,919,162	$ 669,140
Shares issued - private placement financing (shares) | shares				2,082,000	3,640,000
Shares issued - warrant exercises				$ 2,113
Shares issued - warrant exercises (shares) | shares				2,750
Shares issued - option exercises				$ 49,991
Shares issued - option exercises (shares) | shares				100,000
Shares issued - acquisition of Silver State				$ 8,951,375
Shares issued - acquisition of Silver State (shares) | shares				12,500,000
Shares issued - settle share payment note				$ 832,162
Shares issued - settle share payment note (shares) | shares				940,810
Ending balance				$ 21,086,613	$ 70,195
Ending Balance (shares) | shares				58,505,255	5,979,695
Share capital
Beginning Balance				$ 13,554,610	$ 12,820,278
Shares issued - conversion of debentures				$ 25,479,998
Shares issued - conversion of debentures (in shares) | shares				36,850,000
Shares issued - to settle aged payables	$ 110,000		$ 90,000	$ 83,941	65,192
Shares issued - private placement financing		$ 5,205,000	$ 910,000	3,919,162	669,140
Shares issued - warrant exercises				2,953
Shares issued - option exercises				99,782
Shares issued - acquisition of Silver State				8,951,375
Shares issued - settle share payment note				832,162
Ending balance				$ 52,923,983	$ 13,554,610